General (Details) - Jun. 30, 2015	carrier newbuild
FSRUs
Property, Plant and Equipment [Line Items]
Number of newbuild commitments contracted for construction | newbuild	1
LNG Carrier | LNG Carrier
Property, Plant and Equipment [Line Items]
Number of carriers owned and operated	14
Golar LNG Partners | FSRUs
Property, Plant and Equipment [Line Items]
Number of carriers operated by other	6
Golar LNG Partners | LNG Carrier
Property, Plant and Equipment [Line Items]
Number of carriers operated by other	4